Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	May 31, 2021	May 31, 2020
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income (loss) before provision for income taxes	$ (673,031)		$ (125,347)
Provision for income taxes	$ (324,265)	$ 0	$ (793,322)	$ (2,490,295)	$ 0
Effective tax rate	7.90%		16.24%	21.00%	21.00%